Share Capital and Share Premium - Common Shares (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
USD
As at December 31,	$ 10
Issued during the year for share based compensation (note 13)	30	$ 50	$ 60
Issuance of common stock	27,282
Issuance of common stock due to exercise of warrants	2,371
As at December 31,	$ 126	$ 10
Common Shares issued and fully paid
Number of shares
As at December 31,	2,627,674	2,579,777	2,561,405
Issued during the year for share based compensation (note 13)	20,937	47,897	18,372
Issuance of common stock	27,500,000
Issuance of common stock due to exercise of warrants	1,481,808
As at December 31,	31,630,419	2,627,674	2,579,777
USD
As at December 31,	$ 10	$ 10	$ 10
Issued during the year for share based compensation (note 13)	0	0	0
Issuance of common stock	110
Issuance of common stock due to exercise of warrants	6
As at December 31,	$ 126	$ 10	$ 10